Revenues	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenues

Note 4 - Revenues

Effective January 1, 2019, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2019 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenues remains substantially unchanged. There were no cumulative effect adjustments made to the contracts in place prior to January 1, 2019. The effect from the adoption of ASC Topic 606 was not material to the Company’s unaudited interim condensed consolidated financial statements.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s Customers in an amount that reflects the consideration to which the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2022 and 2023:

	For the six months ended June 30,
	2022	2023
	SGD	SGD	USD
Brokerage services
Independent Third Parties	1,692,773	1,334,438	986,791
Related Parties	2,900	11,288	8,347
	1,695,673	1,345,726	995,138
Emerging and other services
Independent Third Parties	638,776	310,255	229,429
Related Parties	1,048,065	511,040	377,904
	1,686,841	821,295	607,333

Total revenues	3,382,514	2,167,021	1,602,471

The Company elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.